Financial Instruments - Summary of Exposure to Currency Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 213,087	$ 2,826	₨ 246,063
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	487,908	6,471	528,515
Financial liabilities	895,824	11,882	994,981
Currency risk [member] | India, Rupees
Disclosure of detailed information about financial instruments [line items]
Financial assets	353,005	4,681	330,048
Financial liabilities	605,410	8,030	695,617
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	127,624	1,693	141,865
Financial liabilities	267,061	3,542	257,825
Currency risk [member] | Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,279	97	56,602
Financial liabilities	₨ 23,353	$ 310	₨ 41,539